Derviative Financial Liability (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Liability [Abstract]
Schedule of warrants
17.	DERVIATIVE FINANCIAL LIABILITY

	2022	2021
	USD ’000	USD ’000

Fair value of Warrants at the beginning of the year	12,938	13,628
Change in fair value for the year	(2,933)	(690)
Fair value of Warrants at the end of the year	10,005	12,938